Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 2,470	€ 6,264
Offsetting	(1,508)	(2,895)
Net amount	962	3,369
- current	874	3,323
- non-current	88	46
Derivative financial liabilities	3,582	5,462
Offsetting	(1,508)	(2,895)
Net amount	2,074	2,567
- current	1,921	2,414
- non-current	153	153
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	2,378	6,178
Derivative financial liabilities	2,789	5,408
Non-hedging derivatives | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	24
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	236	70
Derivative financial liabilities	182	252
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	233	70
Derivative financial liabilities	33	168
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	125	84
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	3
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	20	62
Derivative financial liabilities	27	34
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	20	62
Derivative financial liabilities	27	34
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	2,122	6,046
Derivative financial liabilities	2,580	5,122
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	1,429	3,027
Derivative financial liabilities	1,538	2,905
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	632	2,902
Derivative financial liabilities	923	2,103
Non-hedging derivatives | Commodity price risk | Options | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	61	106
Derivative financial liabilities	111	114
Non-hedging derivatives | Commodity price risk | Other contracts [Member] | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		11
Derivative financial liabilities	8
Fair value hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	44
Fair value hedge derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	2
Fair value hedge derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	2
Fair value hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	42
Fair value hedge derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	42
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	48	86
Derivative financial liabilities	756	13
Cash flow hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets		6
Cash flow hedge derivatives | Interest rate risk | Interest rate swap contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets		6
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	48	80
Derivative financial liabilities	756	13
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	28
Derivative financial liabilities	421
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	20	80
Derivative financial liabilities	335	13
Option contract | Other contracts [Member] | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	37	41
Option contract | Currency
Derivative financial instruments and hedge accounting
Derivative financial liabilities	€ 37	€ 41